Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Statutory reserves [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Total
Beginning balance, amount at Dec. 31, 2010		$ 1,041	$ 83,609	$ 0	$ 5,748	$ 324,227	$ 12,881	$ 0	$ 427,506
Beginning balance, number of shares at Dec. 31, 2010		104,078,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares		945,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount		9	(9)	0	0	0	0	0	0
Share-based compensation		0	5,547	0	0	0	0	0	5,547
Share-based compensation allocated from Sohu		0	570	0	0	0	0	0	570
Foreign currency translation adjustment		0	0	0	0	0	21,867	0	21,867
Appropriation to statutory reserves		0	0	0	3,603	(3,603)	0	0	0
Net income attributable to Changyou.com Limited		0	0	0	0	245,456	0	0	245,456
Deemed dividend distribution to Sohu (related to the 17173 Business)	[1]	0	(11,589)	0	0	(30,116)	0	0	(41,705)
Deemed dividend distribution to Sohu		0	0	0	0	(141,996)	0	0	(141,996)
Transaction costs related to acquisition of the 17173 Business		0	0	0	0	(2,384)	0	0	(2,384)
Ending balance, amount at Dec. 31, 2011		1,050	78,128	0	9,351	391,584	34,748	0	514,861
Ending balance, number of shares at Dec. 31, 2011		105,023,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares		761,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount		8	(8)	0	0	0	0	0	0
Share-based compensation		0	3,366	0	0	0	0	0	3,366
Share-based compensation allocated from Sohu		0	303	0	0	0	0	0	303
Foreign currency translation adjustment		0	0	0	0	0	3,385	0	3,385
Net income attributable to Changyou.com Limited		0	0	0	0	282,400	0	0	282,400
Dividend distribution to shareholders		0	0	0	0	(200,875)	0	0	(200,875)
Contribution from mezzanine equity holder		0	6,837	0	0	0	0	0	6,837
Deemed dividend distribution to Sohu (related to the 17173 Business)	[2]	0	0	0	0	(2,392)	0	0	(2,392)
Ending balance, amount at Dec. 31, 2012		1,058	88,626	0	9,351	470,717	38,133	0	607,885
Ending balance, number of shares at Dec. 31, 2012		105,784,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares		1,071,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount		11	(11)	0	0	0	0	0	0
Share-based compensation		0	1,117	0	0	0	0	0	1,117
Share-based compensation allocated from Sohu		0	77	0	0	0	0	0	77
Foreign currency translation adjustment		0	0	0	0	0	33,600	0	33,600
Appropriation to statutory reserves		0	0	0	16	(16)	0	0	0
Net income attributable to Changyou.com Limited		0	0	0	0	268,642	0	0	268,642
Gain from acquisition of minority interest in 7Road	[3]	0	2,409	0	0	0	0	0	2,409
Transaction costs for acquisition of minority interest in 7Road		0	(152)	0	0	0	0	0	(152)
Repurchase of common stock		0	0	(17,240)	0	0	0	0	(17,240)
Acquisition of majority interest in Raidcall Business	[4]	0	0	0	0	0	0	17,178	17,178
Ending balance, amount at Dec. 31, 2013		$ 1,069	$ 92,066	$ (17,240)	$ 9,367	$ 739,343	$ 71,733	$ 17,178	$ 913,516
Ending balance, number of shares at Dec. 31, 2013		106,855,000

[1]	The Group acquired from Sohu certain, but not all, assets and liabilities associated with the 17173 Business. Current assets and liabilities associated with the 17173 Business as of December 15, 2011 that were not transferred to the Group are accounted for as a deemed dividend distribution to Sohu.
[2]	Represents revenues of the 17173 Business recognized in 2012, for which the related cash was received and retained by Sohu before the 17173 Business was acquired from Sohu in December 2011.
[3]	The gain represents the excess of the carrying value of the non-controlling interest over the consideration for the Group's acquisition of the minority interests in 7Road.
[4]	The Group acquired 62.5% of the equity interests, on a fully-diluted basis, in TalkTalk on December 24, 2013. Beijing Kunlun Tech Co., Ltd. and certain of its affiliates (collectively, the "Kalends Group") continued to hold 22.5% of the equity interests in TalkTalk on a fully-diluted basis. The non-controlling interest consists primarily of the interests in TalkTalk held by the Kalends Group.